Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38064
Entity Registrant Name	COSCIENS Biopharma Inc.
Entity Central Index Key	0001113423
Entity Address, Address Line One	c/o Norton Rose Fulbright Canada, LLP,
Entity Address, Address Line Two	222 Bay Street
Entity Address, Address Line Three	Suite 3000, PO Box 53,
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5K 1E7